                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Short Duration U.S. Government Fund (July 30, 2009)     S-6042-99 AF

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio managers have been changed. The foregoing change is reflected in the revised Fund Management and Compensation section of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following change is hereby made to the Fund's prospectus:

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Jason J. Callan, Portfolio Manager

-    Managed the Fund since May 2010.

-    Sector Manager on the liquid and structured assets sector team.

-    Joined the investment manager in 2007.

-    Trader, Principal Investment Activities Group, GMAC ResCap, 2004 to 2007.

-    Began investment career in 2004.

-    MBA, University of Minnesota.

Tom Heuer, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

-    Sector Manager on the liquid and structured assets sector team since 2002.

-    Joined the investment manager in 1993.

-    MBA, University of Minnesota

Colin J. Lundgren, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

-    Senior Vice President and Head of Fixed Income.

-    Joined the investment manager in 1986.

-    Began investment career in 1989.

-    BA, Lake Forest College.

                                                               S-6042-7 A (5/10)

                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource U.S. Government Mortgage Fund (July 30, 2009)            S-6245-99 L

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio managers have been changed. The foregoing change is reflected in the revised Fund Management and Compensation section of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following change is hereby made to the Fund's prospectus:

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Jason J. Callan, Portfolio Manager

-    Managed the Fund since 2009.

-    Sector Manager on the liquid and structured assets sector team.

-    Joined the investment manager in 2007.

-    Trader, Principal Investment Activities Group, GMAC ResCap, 2004 to 2007.

-    Began investment career in 2004.

-    MBA, University of Minnesota.

Tom Heuer, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

-    Sector Manager on the liquid and structured assets sector team since 2002.

-    Joined the investment manager in 1993.

-    MBA, University of Minnesota

Colin J. Lundgren, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

-    Senior Vice President and Head of Fixed Income.

-    Joined the investment manager in 1986.

-    Began investment career in 1989.

-    BA, Lake Forest College.

                                                               S-6245-2 A (5/10)